Related party (Details) - Schedule of other receivables related parties - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Alessandro Aleotti [Member]
Other receivables – related parties
Other receivables – related parties	€ 333	€ 333
Marco Sala [Member]
Other receivables – related parties
Other receivables – related parties	333	333
Sergio Carlo Scalpelli [Member]
Other receivables – related parties
Other receivables – related parties	333	333
Deposits and prepayments – related parties
Deposits and prepayments – related parties	22,020
Trade and other payables – related parties
Trade and other payables – related parties	4,146
Loan from a shareholder
Loan from a shareholder		20,000
Christian Rocca [Member]
Other receivables – related parties
Other receivables – related parties	334	334
Stefano Locatelli [Member]
Other receivables – related parties
Other receivables – related parties		1,334
Deposits and prepayments – related parties
Deposits and prepayments – related parties	35,868	14,000
Trade and other payables – related parties
Trade and other payables – related parties	9,867
Brera Calcio AS [Member]
Other receivables – related parties
Other receivables – related parties	3,076
Trade and other payables – related parties
Trade and other payables – related parties		36,600
Max Srl [Member]
Deposits and prepayments – related parties
Deposits and prepayments – related parties	38,856	14,545
Trade and other payables – related parties
Trade and other payables – related parties	19,666	6,112
Francesca Duva [Member]
Trade and other payables – related parties
Trade and other payables – related parties	€ 3,090